Note 1 - Organization and Significant Accounting Policies (Details Textual) - USD ($)	3 Months Ended
	Jun. 30, 2018	Jun. 24, 2017
Revenue from Contract with Customer, Including Assessed Tax	$ 2,843,000	$ 1,991,000
Revenue, Performance Obligation, Recognized over Time	99.00%
Revenue, Performance Obligation, Recognized at Point in Time	1.00%
Technology Service [Member]
Revenue from Contract with Customer, Including Assessed Tax	$ 56,000